FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:   /  /      (a)
             or fiscal year ending: 12/31/00    (b)

Is this a transition report?:  (Y/N)  _N_

Is this an amendment to a previous filing?  (Y/N)  _N_

Those items or sub-items with a slashed box "[/]" after the item numbers should be completed only if the answer has changed from the previous filing on this form.

1.    A.    Registrant Name: Conseco Variable Annuity Account G

      B.    File Number: 811-07501

      C.    Telephone Number: (317) 817-6300

2.    A.    Street: 11815 N. Pennsylvania Street

      B.    City: Carmel    C. State: IN   D. Zip Code: 46032   E. Zip Ext: 5424

      E.    Foreign Country:

3.    Is this the first filing on this form by Registrant? (Y/N)  _N_

4.    Is this the last filing on this form by Registrant? (Y/N)   _N_

5. Is Registrant a small business investment company (SBIC)? (Y/N) _N_ [If answer is "Y" (yes), complete only items 89-110.]

6.    Is Registrant a unit investment trust (UIT)? (Y/N)  _Y_
      [If answer is "Y" (yes), complete only items 111 through 132.]

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7.    A.    Is Registrant a series or multiple portfolio company? (Y/N)  _N_

      B. How many separate series or portfolios did Registrant have at the end of the period? ______

111.  A. [ ] Depositor Name: Conseco Variable Insurance Company

      B. [ ] File Number (if any): _________________________

      C. [ ] City: Carmel     State: IN     Zip Code: 46032     Zip Ext.: 5424

         [ ] Foreign Country: _______________ Foreign Postal Code: _____________

112.  A. [ ] Sponsor Name: Conseco Variable Insurance Company

      B. [ ] File Number (if any): ________________________

      C. [ ] City: Carmel    State: IN    Zip Code: 46032   Zip Ext.: 5424

         [ ] Foreign Country: _______________ Foreign Postal Code: _____________

113.  A. [ ] Trustee Name:________N/A___________________________________________

      B. [ ] File Number (if any): ________________________

      C. [ ] City: ____________ State: ___ Zip Code: ________ Zip Ext.: ________

         [ ] Foreign Country: _______________ Foreign Postal Code: _____________

114.  A. [ ]Principal Underwriter Name: Conseco Equity Sales, Inc.

      B. [ ] File Number (if any): 8-14875

      C. [ ] City: Carmel     State: IN     Zip Code: 46032     Zip Ext.: 5424

         [ ] Foreign Country: _______________ Foreign Postal Code: _____________

115.  A. [ ] Independent Public Accountant Name: PricewaterhouseCoopers LLP


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      B. [ ] File Number (if any): ________________________

      C. [ ] City: Indianapolis   State: IN   Zip Code: 46282   Zip Ext.: ______

         [ ] Foreign Country: _______________ Foreign Postal Code: _____________

116.  Family of investment companies information:

      A. [ ] Is Registrant part of a family of investment companies? (Y/N) N ---

      B. Identify the family in 10 letters __ __ __ __ __ __ __ __ __ __

117.  A. [/] Is Registrant a separate account of an insurance company? (Y/N) _Y_

             If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B. [/] Variable annuity contracts? (Y/N)                               _Y_

      C. [/] Scheduled premium variable life contracts? (Y/N)                ___

      D. [/] Flexible premium variable life contracts? (Y/N)                 ___

      E. [/] Other types of insurance products registered under the
             Securities Act of 1933? (Y/N)                                   ___

118.  [/]    State the number of series existing at the end of the
             period that had securities registered under the Securities
             Act of 1933.                                                    ___

119.  [/]    State the number of new series for which registration
             statements under the Securities Act of 1933 became
             effective during the period.                                    ___

120.  [/]    State the total value of the portfolio securities on the
             date of deposit for the new series included in item 119
             ($000 omitted).                                                 ___

121.  [/]    State the number of series for which a current prospectus
             was in existence at the end of the period.                      ___

122.  [/]    State the number of existing series for which additional
             units were registered under the Securities Act of 1933
             during the current period.                                      ___

123.  [/]    State the total value of  the  additional units considered
             in answering item 122 ($000's omitted)                         $___

124.  [/]    State the total value of  units of prior series that  were placed in the portfolios  of subsequent series  during the current period (the value of these units is to be measured on the date they were  placed  in  the  subsequent series)
             ($000's omitted)                                               $___

125.  [/]    State the total dollar  amount  of  sales  loads collected
             (before  reallowances  to  other  brokers  or  dealer)  by
             Registrant's  principal  underwriter  and  any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of
             all series of Registrant (000's omitted)                       $___

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Period Ending    12/31/00
File Number       811-07501


126.  Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
      Registrant's units (include the sales loads, if any collected on units of a prior series placed in the portfolio of a subsequent
      series.) (000's omitted)                                              $___

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group or series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                        Number of   Total Assets   Total Income
                                          Series      (000's      Distributions
                                       Investing     omitted)    (000's omitted)
                                        ---------   ------------  --------------
A.    U.S. Treasury direct issue         _______      $_______        $______

B.    U.S. Government agency             _______      $_______        $______

C.    State and municipal tax-free       _______      $_______        $______

D.    Public utility debt                _______      $_______        $______

E.    Brokers or dealers debt or debt
      of brokers' or dealers' parent     _______      $_______        $______

F.    All other corporate intermed. &
      long-term debt                     _______      $_______        $______

G.    All other corporate
      short-term debt                    _______      $_______        $______

H.    Equity securities of brokers
      or dealers or parents of
      brokers or dealers                 _______      $_______        $______

I.    Investment company equity
      securities                            1         $ 26,179        $ 1,415

J.    All other equity securities        _______      $_______        $______

K.    Other securities                   _______      $_______        $______

L.    Total assets of all series
      of registrant                         1         $_______        $______


128.  [/]   Is the timely payment of principal and interest on any of
            the portfolio securities held by any of Registrant's series at the end of the current period insured of guaranteed by an entity other than the issuer? (Y/N) [If answer if "N" (No),
            go to item 131.)                                               ____.

129.[/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) [If answer
            is "N" (No), go to item 131.)                                  _____

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Period Ending    12/31/00
File Number       811-07501


130.  [/]   In computation of NAV or offering price per unit, is any
            part of the value attributed to instrument identified in
            item 129 derived from insurance or guarantees? (Y/N)          ______


131.  Total expenses incurred by all series of Registrant during the
      current reporting period ($000's omitted)                           _238_.

132.  [/]   List  the  "811"   (Investment   Company  Act  of  1940)
            registration number for all Series of Registrant that are being included in this filing:


811-_____        811-_____        811-_____        811-_____        811-_____

811-_____        811-_____        811-_____        811-_____        811-_____

811-_____        811-_____        811-_____        811-_____        811-_____

811-_____        811-_____        811-_____        811-_____        811-_____

811-_____        811-_____        811-_____        811-_____        811-_____

811-_____        811-_____        811-_____        811-_____        811-_____


                                    SIGNATURE

      The Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.



City of:                            State of:                      Date:

Carmel                              Indiana                        March 1, 2001

Name of Registrant, Depositor, or Trustee:

Conseco Variable Annuity Account G

By (Name and Title):                         Witness (Name and Title):



-----------------------------                -----------------------------
Thomas J. Kilian                             Karl W. Kindig
President                                    Senior Vice President, Legal and
Conseco Variable Insurance Company           Assistant Secretary
                                             Conseco Variable Insurance Company